Guarantees, commitments and risks (Details 7) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Current trade payables	€ 11,645	€ 10,890
Other Payables And Advances	5,257	5,903
Trade and other payable	16,902	16,793
Not later than one year [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Current trade payables	11,645	10,890
Other Payables And Advances	5,102	5,858
Trade and other payable	16,747	16,748
Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Other Payables And Advances	59	19
Trade and other payable	59	19
Later than five years [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Other Payables And Advances	96	26
Trade and other payable	€ 96	€ 26